CREDIT FACILITIES AND LONG-TERM DEBT - Convertible Notes (Details) - USD ($) $ in Thousands, shares in Millions		1 Months Ended	5 Months Ended	12 Months Ended
	Sep. 14, 2020	Jul. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes				$ 178,200	$ 20,000
Convertible Notes
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes			$ 178,200
Debt issuance costs			$ 500
Extension term of notes		1 year
Interest rate			3.00%
Initial fair value of derivative recorded as discount on Convertible Notes' face amount			$ 41,700
Effective interest rate			3.80%
Right to receive shares of common stock on exchange of convertible notes	21.5
Equity classified debt instrument	$ 212,900